Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan Disclosures

The table below presents the expense for matching contributions for the following periods:

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Expense for matching contributions, included in:
Cost of sales	$2,143	$187	$—
Selling, general and administrative	156	—	—
Total expense for matching contributions	$2,299	$187	$—